NAME OF REGISTRANT
FRANKLIN NEW YORK TAX-FREE TRUST
File No. 811-04787

EXHIBIT ITEM Copies of any material amendments to the registrant's charter or by-laws
AMENDED AND RESTATED
BY-LAWS
OF
FRANKLIN NEW YORK TAX-FREE TRUST
A DELAWARE STATUTORY TRUST
Effective as of May 18 2018
These Amended and Restated By-Laws may contain any provision not inconsistent with applicable law or the Declaration of Trust relating to the governance of the Trust. Unless otherwise specified in these By-Laws capitalized terms used in these By-Laws shall have the meanings assigned to them in the Declaration of Trust. Every Shareholder by virtue of having become a Shareholder shall be bound by these By-Laws.
ARTICLE I
DEFINITIONS
Section 1.	Whenever used herein the following terms shall have the
following meanings
a	1940 ACT shall mean the Investment Company Act of 1940 and the rules and regulations thereunder all as adopted or amended from time to time
b	BOARD OF TRUSTEES OR BOARD shall mean the governing body of
the Trust that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article IV of the Declaration of Trust having the powers and duties set forth therein
c	BY-LAWS shall mean these Amended and Restated By-Laws of the
Trust as amended restated or supplemented from time to time in accordance with Article VIII hereof. These By-Laws may contain any provision not inconsistent with applicable law or the Declaration of Trust relating to the governance of the Trust
d	CERTIFICATE OF TRUST shall mean the certificate of trust of
the Trust filed with the office of the Secretary of State of the State of Delaware as required under the DSTA to form the Trust as such certificate shall be amended restated or supplemented from time to time and filed with such office
e	CLASS shall mean each class of Shares of the Trust or of a
Series of the Trust established and designated under and in
accordance with the provisions of Article III of the Declaration of Trust
f	CODE shall mean the Internal Revenue Code of 1986 and
the rules and regulations thereunder all as adopted or amended from time to time
g	COMMISSION shall have the meaning given that term in the
1940 Act
h	DSTA shall mean the Delaware Statutory Trust
Act 12 Del. C.  3801 et seq. as amended from time to time
i	DECLARATION OF TRUST shall mean the Amended and Restated
Agreement and Declaration of Trust as amended restated or
supplemented from time to time
j	INVESTMENT ADVISER or ADVISER shall mean a Person as
defined below furnishing services to the Trust pursuant to any investment advisory or investment management contract described in
Article IV Section 7a of the Declaration of Trust
k	PERSON shall mean a natural person partnership limited
partnership limited liability company trust estate association corporation organization custodian nominee or any other individual or entity in its own or any representative capacity in each case whether domestic or foreign and a statutory trust or a foreign statutory or business trust
l	SERIES shall mean each Series of Shares established and
designated under and in accordance with the provisions of Article
III of the Declaration of Trust
m	SHARES shall mean the transferable shares of beneficial
interest into which the beneficial interest in the Trust shall be divided from time to time and shall include fractional and whole
Shares
n	SHAREHOLDER shall mean a record owner of Shares pursuant
to these By-Laws
o	TRUST shall mean Franklin New York Tax-Free Trust the
Delaware statutory trust formed under the Original Declaration of
Trust as amended and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware and governed by the Declaration of Trust
p	TRUSTEE or TRUSTEES shall mean each Person who signs the
 Declaration of Trust as a trustee and all other Persons who may from time to time be duly elected or appointed qualified and serving on the Board of Trustees in accordance with the provisions hereof and the Declaration of Trust so long as such signatory or other Person continues in office in accordance with the terms hereof and the Declaration of Trust. Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in such Person's or Persons' capacity as a trustee or trustees hereunder and under the
Declaration of Trust.
ARTICLE II
MEETINGS OF SHAREHOLDERS
Section 1.	PLACE OF MEETINGS.  Meetings of Shareholders shall
 be held at any place within or outside the State of Delaware designated by the Board. In the absence of any such designation by the Board Shareholders' meetings shall be held at the offices of the Trust.
Section 2.	MEETINGS.  Any meeting of Shareholders may be called
at any time by the Board by the chairperson of the Board or by the president of the Trust for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable. To the extent permitted by the 1940 Act a meeting of the Shareholders for the purpose of electing Trustees may also be called by the chairperson of the Board. There shall be no annual meetings of the Shareholders for the election of Trustees or the transaction of any other business except as required by the 1940 Act or other applicable federal law. In the event any annual meeting of the Shareholders is to be held it shall be held at the principal executive office of the Trust or as otherwise determined by the
Board of Trustees. Special meetings of the Shareholders shall be held as provided herein or in the Declaration of Trust or as otherwise required by the 1940 Act or other applicable federal law. Except as required by federal law including the 1940 Act the Shareholders shall not be entitled to call or to have the
Secretary call meetings of the Shareholders. To the extent
required by federal law including the 1940 Act special meetings of the Shareholders shall be called by the Secretary upon the request of the Shareholders owning Shares representing at least the percentage of the total combined votes of all Shares of the Trust issued and outstanding required by federal law including the 1940 Act provided that a such request shall state the purposes of such meeting and the matters proposed to be acted on and b the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof which an authorized officer of the Trust shall determine and specify to such Shareholders.
No meeting shall be called upon the request of Shareholders to consider any matter which is substantially the same as a matter voted upon at any meeting of the Shareholders held during the preceding twelve 12 months unless requested by the holders of a majority of all Shares entitled to be voted at such meeting.
Section 3.	NOTICE OF SHAREHOLDERS' MEETING.  Notice of any meeting
 of Shareholders shall be given to each Shareholder entitled to vote at such meeting in accordance with Section 4 of this Article
 II not less than ten 10 nor more than one hundred and twenty
120 days before the date of the meeting.  The notice shall
specify i the place date and hour of the meeting and ii
the general nature of the business to be transacted and to the extent required by the 1940 Act the purpose or purposes thereof.
Section 4.	MANNER OF GIVING NOTICE.  Notice of any meeting
of Shareholders shall be given either personally or by United
States mail courier cablegram telegram facsimile or
 electronic mail or other form of communication permitted by then current law charges prepaid addressed to the Shareholder or to the group of Shareholders at the same address as may be permitted pursuant to applicable laws or as Shareholders may otherwise consent at the address of that Shareholder appearing on the books of the Trust or its transfer or other duly authorized agent or provided in writing by the Shareholder to the Trust for the purpose of notice.  Notice shall be deemed to be given when delivered personally deposited in the United States mail or with a courier or sent by cablegram telegram facsimile or electronic mail.  If no address of a Shareholder appears on the Trust's books or has been provided in writing by a Shareholder notice shall be deemed to have been duly given without a mailing or
substantial equivalent thereof if such notice shall be
available to the Shareholder on written demand of the
Shareholder at the offices of the Trust.
If any notice addressed to a Shareholder at the address
of that Shareholder appearing on the books of the Trust
or that has been provided in writing by that Shareholder
to the Trust for the purpose of notice is returned to the
 Trust marked to indicate that the notice to the Shareholder cannot be delivered at that address all future notices or
 reports shall be deemed to have been duly given without
further mailing or substantial equivalent thereof if such
notices shall be available to the Shareholder on written
 demand of the Shareholder at the offices of the Trust. In
the absence of fraud any irregularities in the notice of
any meeting or the nonreceipt of any such notice by any of
the Shareholders shall not invalidate any action otherwise
 properly taken at any such meeting.
Section 5.	POSTPONED AND ADJOURNED MEETING NOTICE.
Prior to the date upon which any meeting of Shareholders is
to be held the Board of Trustees may postpone such meeting
 one or more times for any reason by giving notice to each
Shareholder entitled to vote at the meeting so postponed of
 the place date and hour at which such meeting will be held.
 Such notice shall be given not fewer than two 2 days
before the date of such meeting and otherwise in accordance
 with this Article II.  Any Shareholders' meeting whether
 or not a quorum is present may be adjourned from time to
 time for any reason whatsoever by vote of the holders of
Shares entitled to vote holding not less than a majority of
 the Shares present in person or by proxy at the meeting
or by the chairperson of the Board the president of the
Trust in the absence of the chairperson of the Board or
any vice president or other authorized officer of the Trust
in the absence of the president.  Any adjournment may be
made with respect to any business which might have been
 transacted at such meeting and any adjournment will not
delay or otherwise affect the effectiveness and validity
 of any business transacted at the Shareholders' meeting
prior to adjournment.
When any Shareholders' meeting is adjourned to another
time or place written notice need not be given of the
adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken unless after the adjournment a new record date is fixed for the adjourned meeting or unless the adjournment is for more than one
hundred and eighty 180 days from the record date set for
the original meeting in which case the Board of Trustees
shall set a new record date as provided in Article V of the
Declaration of Trust and give written notice to each Shareholder of record entitled to vote at the adjourned meeting in
accordance with the provisions of Sections 3 and 4 of this
Article II.  At any postponed or adjourned meeting any business may be transacted that might have been transacted at the original meeting.
Section 6.	VOTING.
a	The Shareholders entitled to vote at any meeting of
Shareholders and the Shareholder vote required to take action shall be determined in accordance with the provisions of the
 Declaration of Trust.  Unless determined by the inspector of the meeting to be advisable the vote on any question need
not be by written ballot.
b	Unless otherwise determined by the Board at the time
it approves an action to be submitted to the Shareholders for approval Shareholder approval of an action shall remain in
effect until such time as the approved action is implemented or the Shareholders vote to the contrary.  Notwithstanding the foregoing an agreement of merger consolidation conversion or reorganization may be terminated or amended notwithstanding prior approval if so authorized by such agreement of merger consolidation conversion or reorganization pursuant to Section 3815 of the DSTA andor pursuant to the
Declaration of Trust these By-Laws and Section 3806 of the DSTA.
Section 7.	WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS.
 Attendance by a Shareholder in person or by proxy at a meeting shall constitute a waiver of notice of that meeting with respect to that Shareholder except when the Shareholder attends the meeting for the express purpose of objecting at the beginning of the meeting to the transaction of any business because the meeting is not lawfully called or convened.  Whenever notice of a Shareholders'
 meeting is required to be given to a Shareholder under the
Declaration of Trust or these By-Laws a written waiver thereof executed before or after the time notice is required to be given by such Shareholder or his or her attorney thereunto authorized shall be deemed equivalent to such notice.  The waiver of notice need not specify the purpose of or the business to be
transacted at the meeting.
Section 8.	PROXIES.  Every Shareholder entitled to
vote for Trustees or on any other matter that may properly
come before the meeting shall have the right to do so either in person or by one or more agents authorized by a written
proxy executed by the Shareholder and filed with the
secretary of the Trust before being voted provided
that an alternative to the execution of a written proxy
 may be permitted as described in the next paragraph of
 this Section 8.  A proxy shall be deemed executed if
the Shareholder's name is placed on the proxy whether
by manual signature typewriting telegraphic or
electronic transmission as defined in Section 3806 of
 the DSTA or otherwise by the Shareholder or the
Shareholder's attorney-in-fact.  A valid proxy that does not state that it is irrevocable shall continue in full force and effect unless i revoked by the person executing it before the vote pursuant to that proxy is taken a by a writing delivered to the Trust stating that the proxy is revoked b by a
subsequent proxy executed by such person c attendance at the meeting and voting in person by the person executing that proxy or d revocation by such person using any electronic telephonic computerized or other alternative means authorized by the Trustees for authorizing the proxy to act or ii written notice of the death or incapacity of the maker of that proxy is received by the
Trust before the vote pursuant to that proxy is counted provided however that no proxy shall be valid after the expiration of eleven 11 months from the date of the proxy unless otherwise expressly provided in the proxy.  The revocability of a proxy that states on its face that it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware. Unless revoked any proxy given in connection with a postponed or adjourned meeting for which a new record date is fixed shall continue to be valid so long as the Shareholder giving such proxy is a Shareholder of record on such new such record date.
With respect to any Shareholders' meeting the Board or in case the Board does not act the president any vice president or the secretary may permit proxies by electronic transmission as
defined in Section 3806 of the DSTA telephonic computerized telecommunications or other reasonable alternative to the execution of a written instrument authorizing the holder of
the proxy to act.  A proxy with respect to Shares held in the name of two or more Persons shall be valid if executed or a permitted alternative to execution is used by any one of
them unless at or prior to the exercise of the proxy the
secretary of the Trust receives a specific written notice
to the contrary from any one of them.  A proxy purporting
to be by or on behalf of a Shareholder shall be deemed
valid unless challenged at or prior to its exercise and
the burden of proving invalidity shall rest with the
challenger.  Unless otherwise specifically limited by
their terms proxies shall entitle the Shareholder to vote
 at any adjournment or postponement of a Shareholder meeting.
Subject to the provisions of the DSTA the Declaration of Trust or these By-Laws the General Corporation Law of the State of
Delaware relating to proxies and judicial interpretations
thereunder shall govern all matters concerning the giving
voting or validity of proxies as if the Trust were a Delaware corporation and the Shareholders were stockholders of a Delaware corporation.
Section 9.	INSPECTORS.  Before any meeting of Shareholders
the chairperson of the Board or in the absence of the
chairperson of the Board the president of the Trust or in the absence of the president any vice president or other authorized officer of the Trust may appoint any person other than nominees for office to act as inspector at the meeting or any adjournment.
If any person appointed as inspector fails to appear or fails or refuses to act the chairperson of the Board or in the absence of the chairperson of the Board the president of the Trust or in the absence of the president any vice president or other authorized officer of the Trust shall appoint a person to fill the vacancy.
Such appointments may be made by such officers in person or by telephone. The inspector shall
a	determine the number of Shares and the voting power of
each the Shares represented at the meeting the existence of a quorum and the authenticity validity and effect of proxies
b	receive votes or ballots
c	hear and determine all challenges and questions in any
way arising in connection with the right to vote
d	count and tabulate all votes
e	determine when the polls shall close
f	determine the result of voting and
g	do any other acts that may be proper to conduct the
election or vote with fairness to all Shareholders.
ARTICLE III
TRUSTEES
Section 1.	VACANCIES.
a	Whenever a vacancy in the Board shall occur by reason
of death resignation removal retirement an increase in the
authorized number of Trustees or other cause until such
vacancy is filled as provided herein or the number of authorized
Trustees constituting the Board of Trustees is decreased
pursuant to Article IV Section 1 of the Declaration of Trust the Trustees then in office regardless of the number and
even if less than a quorum shall have all the powers granted to the Board and shall discharge all the duties imposed upon the Board by the Declaration of Trust and these By-Laws as
though such number constitutes the entire Board.
b	Vacancies in the Board of Trustees may be filled by not
less than a majority vote of the Trustees then in office
regardless of the number and even if less than a quorum and a meeting of Shareholders shall be called for the purpose of
 electing Trustees if required by the 1940 Act.
Notwithstanding the above whenever and for so long as
the Trust is a participant in or otherwise has in effect a
 plan under which the Trust may be deemed to bear expenses
of distributing its Shares as that practice is described in
Rule 12b-1 under the 1940 Act then the selection and
nomination of each of the Trustees who is not an interested person as that term is defined in the 1940 Act  of the Trust any
Adviser or the principal underwriter of the Trust such
Trustees are referred to herein as disinterested Trustees
shall be and is committed to the discretion of the
 disinterested Trustees remaining in office.  In the event
that all Trustee offices become vacant an authorized
officer of the Investment Adviser shall serve as the sole
remaining Trustee effective upon the vacancy in the office
of the last Trustee.  In such case an authorized officer of
 the Investment Adviser as the sole remaining Trustee shall
 as soon as practicable fill all of the vacancies on the
Board provided however that the percentage of Trustees who
are disinterested Trustees shall be no less than that
permitted by the 1940 Act.  Upon the qualification of such
Trustees the authorized officer of the Investment Adviser
shall resign as Trustee and a meeting of the Shareholders
shall be called as required by the 1940 Act for the election of Trustees.  An appointment of a Trustee may be made by the
Trustees then in office in anticipation of a vacancy to occur by reason of retirement resignation or removal of a Trustee
or an increase in number of Trustees effective at a later date provided that said appointment shall become effective only
at the time or after the expected vacancy occurs.
Section 2.	PLACE OF MEETINGS AND MEETINGS BY TELEPHONE
PROXIES.  All meetings of the Board may be held at any place within or outside the State of Delaware that is designated
from time to time by the Board the chairperson of the Board
or in the absence of the chairperson of the Board the president of the Trust or in the absence of the president any vice president or other authorized officer of the Trust. In the absence of such a designation regular meetings shall be held at the offices of the
Trust.  Any meeting regular or special may be held with respect to one or more participating Trustees by conference telephone or similar communication equipment so long as all Trustees participating in the meeting can hear one another and all such Trustees shall be deemed to be present in person at such meeting.  At all
 meetings of the Trustees every Trustee shall be entitled to vote by proxy provided that such proxy shall before or after such meeting be delivered to the secretary or other person
responsible for recording the proceedings of such meeting.  To the extent permitted by the 1940 Act a Trustee may provide any proxy through written electronic telephonic computerized
facsimile telecommunications telex or by any other form of
communication.
Section 3.	REGULAR MEETINGS.  Regular meetings of the Board
 shall be held at such time and place as shall from time to time be fixed by the Board the chairperson of the Board or in the absence of the chairperson of the Board the president of the
Trust or in the absence of the president any vice president or other authorized officer of the Trust.  Regular meetings may be held without notice.
Section 4.	SPECIAL MEETINGS.  Special meetings of the Board
for any purpose or purposes may be called at any time by any
 Trustee the chairperson of the Board or in the absence of
the chairperson of the Board the president of the Trust or
in the absence of the president any vice president or other
authorized officer of the Trust.
Notice of the purpose time and place of special meetings
or of the time and place for each regular meeting for which
notice is given shall be given personally sent by first-class mail courier cablegram or telegram charges prepaid or by
facsimile or electronic mail addressed to each Trustee at that
 Trustee's address as has been provided to the Trust for purposes of notice PROVIDED that in case of a national regional or
local emergency or disaster which prevents such notice such
notice may be given by any means available or need not be given if no means are available.  In case the notice is mailed it shall be deemed to be duly given if deposited in the United
States mail at least seven 7 days before the time the
meeting is to be held.  In case the notice is given
 personally or is given by courier cablegram telegram
 facsimile or electronic mail it shall be deemed to be duly
 given if delivered at least twenty-four 24 hours before
the time of the holding of the meeting.  The notice need not specify the place of the meeting if the meeting is to be held at the offices of the Trust.
Section 5.	WAIVER OF NOTICE.  Whenever notice is required
to be given to a Trustee under this Article a written waiver of notice signed by the Trustee whether before or after the time notice is required to be given shall be deemed equivalent to notice.  The waiver of notice need not specify the purpose of or the business to be transacted at the meeting.  All such
waivers shall be filed with the records of the Trust or made a part of the minutes of the meeting.  Attendance of a Trustee at a meeting shall constitute a waiver of notice of such meeting except when the Trustee attends the meeting for the express purpose of objecting at the beginning of the meeting to the transaction of any business because the meeting is not lawfully called or convened.
Section 6.	ADJOURNMENT.  A majority of the Trustees present at a
 meeting of the Board whether or not a quorum is present may adjourn such meeting to another time and place.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the meeting prior to adjournment. At any adjourned meeting at which a quorum is present any business may be transacted which might have been transacted at the meeting as originally called.
Section 7.	NOTICE OF ADJOURNMENT.  Notice of the time and place
 of an adjourned meeting need not be given if the time and place thereof are announced at the meeting at which the adjournment is taken.  If the adjournment is for more than thirty 30 days
after the date of the original meeting notice of the adjourned meeting shall be given to each Trustee.
Section 8.	COMPENSATION OF TRUSTEES.  Trustees may receive
from the Trust reasonable compensation for their services and reimbursement of reasonable expenses as may be determined by the
Board.  This Section 8 shall not be construed to preclude any
Trustee from serving the Trust in any other capacity as an
officer agent employee or otherwise and receiving compensation and reimbursement of expenses for those services.
Section 9.	CHAIRPERSON OF THE BOARD.  The Board of Trustees
may elect a Chairperson for the purpose of presiding at meetings of the Board of Trustees the Chairperson.  The Chairperson
shall exercise and perform such other powers and duties as may be from time to time assigned to the Chairperson by the Board of
Trustees or prescribed by these By-Laws.  The Chairperson may delegate their powers and duties to the trustees or officers of the Trust that the Chairperson deems appropriate provided that such delegation is consistent with applicable legal and regulatory requirements.
ARTICLE IV
COMMITTEES
Section 1.	COMMITTEES OF TRUSTEES.  The Board may by majority
vote designate one or more committees of the Board each consisting of two 2 or more Trustees or one 1 Trustee in the case of a
committee formed to consider a Shareholder demand pursuant to Article
VII Section 4 of the Declaration of Trust to serve at the pleasure of the Board.  The Board may by majority vote designate one or more
 Trustees as alternate members of any such committee who may replace any absent member at any meeting of the committee. Any such committee to the extent provided by the Board shall have such authority as delegated to it by the Board from time to time except with respect to
a	the approval of any action which under the Declaration of Trust these By-Laws or applicable law also requires Shareholder approval or requires approval by a majority of the entire Board or certain members of the Board
b	the filling of vacancies on the Board or on any committee
thereof provided however that such committee may nominate Trustees to fill such vacancies subject to the Trust's compliance with the
1940 Act and the rules thereunder
c	the amendment restatement or repeal of the Declaration of
Trust or these By-Laws or the adoption of a new Declaration of Trust or new By-Laws
d	the amendment or repeal of any resolution of the Board or
e	the designation of any other committee of the Board or the
members of such committee.
Section 2.	MEETINGS AND ACTION OF BOARD COMMITTEES.  Meetings
and actions of any committee of the Board shall to the extent applicable be held and taken in the manner provided in Article IV of the Declaration of Trust and Article III of these By-Laws with such changes in the context thereof as are necessary to substitute the committee and its members for the Board and its members except that the time of regular meetings of any committee may be determined either by the Board or by the committee. Special meetings of any committee may also be called by resolution of the Board or such committee and notice of special meetings of any committee shall also be given to all alternate members who shall have the right to attend all meetings of the committee.  The Board may from time to time adopt other rules for the governance of any committee.
Section 3.	ADVISORY COMMITTEES.  The Board may appoint one or
 more advisory committees comprised of such number of individuals appointed by the Board who may meet at such time place and upon such notice if any as determined by the Board.  Such advisory committees shall have no power to require the Trust to take any specific action.
ARTICLE V
OFFICERS
Section 1.	OFFICERS.  The officers of the Trust shall be a
Chief Executive Officer - Investment Management a Chief Executive
 Officer - Finance and Administration a President a Secretary a
Chief Financial Officer and Chief Accounting Officer and a Treasurer.
The Trust may also have at the discretion of the Board one or more vice presidents one or more assistant vice presidents one or more assistant secretaries one or more assistant treasurers and such other officers who shall have such authority and perform such duties as are provided in the Declaration of Trust these By-Laws or as the Board or to the extent permitted by the Board as the president may from time to time determine.  Any number of offices may be held by the same person except the offices of president and vice president.
Section 2.	APPOINTMENT OF OFFICERS.  The officers of the
Trust shall be appointed by the Board or to the extent permitted by the Board by the president and each shall serve at the pleasure of the Board or to the extent permitted by the Board at the
pleasure of the president subject to the rights if any of an officer under any contract of employment.
Section 3.	REMOVAL AND RESIGNATION OF OFFICERS.  Subject
to the rights if any of an officer under any contract of
employment any officer may be removed either with or without cause by the Board or to the extent permitted by the Board
 by the president.
Any officer may resign at any time by giving written notice to the Trust.  Such resignation shall take effect upon receipt
unless specified to be effective at some later time and unless otherwise specified in such notice the acceptance of the
resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights if any of the
 Trust under any contract to which the officer is a party.
Section 4.	VACANCIES IN OFFICES.  A vacancy in any office
 because of death resignation removal incapacity or other
cause shall be filled in the manner prescribed in these By-Laws for regular appointment to that office.
Section 5.	PRESIDENT.  Subject to such supervisory powers
if any as may be given by the Board of Trustees to the
chairperson of the board if there be such an officer the
president shall subject to the control of the Board of Trustees have general supervision direction and control of the business and the officers of the Trust.
Section 6.	VICE PRESIDENTS.  In the absence resignation
 removal incapacity or death  of the president the vice
presidents if any in order of their rank as fixed by the
Board or if not ranked a vice president designated by the
Board shall exercise all the powers and perform all the duties of and be subject to all the restrictions upon the president until the president's return his incapacity ceases or a new
president is appointed.  Each vice president shall have such other powers and perform such other duties as from time to
time may be prescribed by the Board or the president or as
 provided in the Declaration of Trust or these By-Laws.
Section 7.	SECRETARY.  The secretary shall keep or
cause to be kept at the offices of the Trust or such other
 place as the Board may direct a book of minutes of all meetings and actions including consents of the Board committees of
the Board and Shareholders.  The secretary shall keep a record of the time and place of such meetings whether regular or
special and if special how authorized the notice given the
names of those present at Board meetings or committee meetings the number of Shares present or represented by proxy at
Shareholders' meetings and the proceedings.
The secretary shall cause to be kept at the offices of the
Trust or at the office of the Trust's transfer or other duly authorized agent a share register or a duplicate share register showing the names of all Shareholders and their addresses the number Series and Classes if applicable of Shares held by
each the number and date of certificates if any issued for
such Shares and the number and date of cancellation of every certificate surrendered for cancellation.
The secretary shall give or cause to be given notice of all
meetings of the Shareholders and of the Board required by the
Declaration of Trust these By-Laws or by applicable law to
be given and shall have such other powers and perform such
other duties as may be prescribed by the Board or the president of the Trust or as provided in the Declaration of Trust or
these By-Laws.
Section 8.	TREASURER.  The Treasurer shall be responsible
for the general supervision over the care and custody of the funds securities and other valuable effects of the Trust and shall deposit the same or cause the same to be deposited in the name of the Trust in such depositories as the Board of
Trustees may designate shall disburse the funds of the Trust as may be ordered by the Board of Trustees shall have
supervision over the accounts of all receipts and disbursements of the Trust disburse the funds of the Trust shall have
 the power and authority to perform the duties usually
 incident of his office and those duties as may be assigned
to him from time to time by the Board or by the Chief Financial
Officer and Chief Accounting Officer and shall render to the
Chief Financial Officer and Chief Accounting Officer and the
Board whenever they request it an account of all of his
transactions as Treasurer.
Section 9.	CHIEF EXECUTIVE OFFICER - INVESTMENT MANAGEMENT.
 The Chief Executive Officer - Investment Management shall be the principal executive officer with respect to the portfolio investments of the Trust and shall have such other powers and duties as may be prescribed by the Board of Trustees or these
By-Laws.
Section 10.	CHIEF EXECUTIVE OFFICER - FINANCE AND
ADMINISTRATION.  The Chief Executive Officer - Finance and
Administration shall be the principal executive officer with respect to the financial accounting and administration of the
Trust and shall have such other powers and duties as may be
prescribed by the Board of Trustees or these By-Laws.
Section 11.	CHIEF FINANCIAL OFFICER AND CHIEF ACCOUNTING
OFFICER.  The Chief Financial Officer and Chief Accounting
Officer shall whenever required by the Board of Trustees
 render or cause to be rendered financial statements of the
Trust supervise the investment of its funds as ordered or
authorized by the Board taking proper vouchers therefor
provide assistance to the Audit Committee of the Board and
report to such Committee as necessary be designated as principal accounting officerprincipal financial officer for purposes of ss.
32 of the 1940 Act ss. 302 of the Sarbanes Oxley Act of 2002 and
ss. 6 of the Securities Act of 1933 shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the
Trust and every series and class thereof including accounts
 of assets liabilities receipts disbursements gains losses
 capital retained earnings and shares shall have the power
and authority to perform the duties usually incident of his
office and those duties as may be assigned to him from time to time by the Board and shall render to the Chief Executive
Officer -Finance and Administration and the Board whenever
 they request it an account of all of his transactions as
Chief Financial Officer and Chief Accounting Officer and of
the financial condition of the Trust.
ARTICLE VI
RECORDS AND REPORTS
Section 1.	MAINTENANCE AND INSPECTION OF SHARE REGISTER.
The Trust shall keep at its offices or at the office of its
transfer or other duly authorized agent records of its
Shareholders that provide the names and addresses of all
Shareholders and the number Series and Classes if any of
Shares held by each Shareholder.  Such records may be inspected during the Trust's regular business hours by any Shareholder or its duly authorized representative upon reasonable written demand to the Trust for any purpose reasonably related to such
Shareholder's interest as a Shareholder.
Section 2.	MAINTENANCE AND INSPECTION OF DECLARATION OF
TRUST AND BY-LAWS.  The Trust shall keep at its offices the
 original or a copy of the Declaration of Trust and these By-Laws as amended or restated from time to time where they may be
 inspected during the Trust's regular business hours by any
Shareholder or its duly authorized representative upon
reasonable written demand to the Trust for any purpose
reasonably related to such Shareholder's interest as a
Shareholder.
Section 3.	MAINTENANCE AND INSPECTION OF OTHER RECORDS.
 The accounting books and records and minutes of proceedings of the Shareholders the Board any committee of the Board
or any advisory committee shall be kept at such place or
 places designated by the Board or in the absence of such
designation at the offices of the Trust.  The minutes shall
 be kept in written form and the accounting books and records shall be kept either in written form or in any other form
capable of being converted into written form.
If information is requested by a Shareholder the Board or
 in case the Board does not act the president any vice
president or the secretary shall establish reasonable
 standards governing without limitation the information
 and documents to be furnished and the time and the location if appropriate of furnishing such information and
documents.  Costs of providing such information and documents shall be borne by the requesting Shareholder.  The
Trust shall be entitled to reimbursement for its direct
out-of-pocket expenses incurred in declining unreasonable
 requests in whole or in part for information or documents.
The Board or in case the Board does not act the president
any vice president or the secretary may keep confidential
from Shareholders for such period of time as the Board or
such officer as applicable deems reasonable any information
that the Board or such officer as applicable reasonably
believes to be in the nature of trade secrets or other
information that the Board or such officer as the case
 may be in good faith believes would not be in the best
 interests of the Trust to disclose or that could damage
the Trust or its business or that the Trust is required by
law or by agreement with a third party to keep confidential.
Section 4.	INSPECTION BY TRUSTEES.  Every Trustee shall
have the absolute right during the Trust's regular business
hours to inspect all books records and documents of every
 kind and the physical properties of the Trust.  This inspection by a Trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and
make extracts of documents.
ARTICLE VII
GENERAL MATTERS
Section 1.	CHECKS DRAFTS EVIDENCE OF INDEBTEDNESS.
 All checks drafts or other orders for payment of money
 notes or other evidences of indebtedness issued in the
name of or payable to the Trust shall be signed or endorsed
by such person or persons and in such manner as the Board from time to time shall determine.
Section 2.	CONTRACTS AND INSTRUMENTS HOW EXECUTED.
The Board except as otherwise provided in the Declaration of
 Trust and these By-Laws may authorize any officer or officers or agent or agents to enter into any contract or execute any instrument in the name of and on behalf of the Trust or any
Series thereof and this authority may be general or confined to specific instances.
Section 3.	CERTIFICATES FOR SHARES.  No certificate or
certificates for Shares shall be issued to Shareholders and
no Shareholder shall have the right to demand or require that a certificate for Shares be issued to it.  The Trust shall
adopt and use a system of issuance recordation and transfer
of its shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new certificate for
Shares shall be issued to replace an old certificate that is surrendered to the Trust for cancellation.  In case any Share certificate or certificate for any other security is lost
 stolen or destroyed such certificate shall be cancelled
and the ownership of an uncertificated Share shall be recorded upon the books of the Trust on such terms and conditions as
the Board may require including a provision for indemnification of the Board and the Trust secured by a bond or other adequate security sufficient to protect the Trust and the Board against any claim that may be made against either including any expense or liability on account of the alleged loss theft or
destruction of the certificate.
Section 5.	REPRESENTATION OF SHARES OF OTHER ENTITIES
HELD BY TRUST.  The Trust's president or any vice president
or any other person authorized by the Board or by any of the foregoing designated officers is authorized to vote or
represent on behalf of the Trust or any Series thereof any
and all shares of any corporation partnership trust or
other entity foreign or domestic standing in the name of
the Trust or such Series thereof.  The authority granted may be exercised in person or by a proxy duly executed by such
authorized person.
Section 6.	TRANSFERS OF SHARES.  Shares are transferable
if authorized by the Declaration of Trust only on the record books of the Trust by the Person in whose name such Shares are registered or by his or her duly authorized attorney-in-fact or representative.  Upon receipt of proper transfer instructions from the registered owner of certificated Shares and upon the surrender for cancellation of such certificates representing the number of Shares to be transferred with an assignment and power of transfer endorsed thereon or attached thereto duly
executed with such proof of the authenticity of the signature as the Trust or its agents may reasonably require the Trust
shall cancel the old certificate and record the transaction and ownership of uncertificated Shares upon the books of the Trust.
Upon receipt of proper transfer instructions from the
registered owner of uncertificated Shares such uncertificated
Shares shall be transferred on the record books to the Person entitled thereto.  The Trust its transfer agent or other duly authorized agents may refuse any requested transfer of Shares or request additional evidence of authority to safeguard the assets or interests of the Trust or of its Shareholders in
 their sole discretion.  In all cases of transfer by an
 attorney-in-fact the original power of attorney or an
official copy thereof duly certified shall be deposited
and remain with the Trust its transfer agent or other duly
authorized agent.  In case of transfers by executors
administrators guardians or other legal representatives
duly authenticated evidence of their authority shall be
presented to the Trust its transfer agent or other duly
authorized agent and may be required to be deposited and
remain with the Trust its transfer agent or other duly
authorized agent.
Section 7.	HOLDERS OF RECORD.  The record books of the
Trust as kept by the Trust its transfer agent or other duly
authorized agent as the case may be shall be conclusive as
 to the identity of the Shareholders of the Trust and as to
the number Series and Classes if any of Shares held from
 time to time by each such Shareholder.  The Trust shall be
entitled to treat the holder of record of any Share as the
owner thereof and accordingly shall not be bound to recognize any equitable or other claim to or interest in such Share
 on the part of any other Person whether or not the Trust
shall have express or other notice thereof.
Section 8.	FISCAL YEAR.  The fiscal year of the Trust
 and each Series thereof shall be determined by the Board.
Section 9.	HEADINGS REFERENCES.  Headings are placed
herein for convenience of reference only and shall not be
taken as a part hereof or control or affect the meaning
construction or effect of this instrument.  Whenever the
singular number is used herein the same shall include the
plural and the neuter masculine and feminine genders shall
include each other as applicable.  Any references herein to
specific sections of the DSTA the Code or the 1940 Act shall refer to such sections as amended from time to time or any
successor sections thereof.
Section 10.	PROVISIONS IN CONFLICT WITH LAW OR REGULATIONS.
a	The provisions of these By-Laws are severable and if
the Board of Trustees shall determine with the advice of
counsel that any of such provisions is in conflict with the
Declaration of Trust the 1940 Act the Code the DSTA or
with other applicable laws and regulations the conflicting
provision shall be deemed not to have constituted a part of
these By-Laws from the time when such provisions became
inconsistent with such laws or regulations provided however
that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or improper
 any action taken or omitted prior to such determination.
b	If any provision of these By-Laws shall be held invalid
 or unenforceable in any jurisdiction such invalidity or
unenforceability shall attach only to such provision in
such jurisdiction and shall not in any manner affect such
provision in any other jurisdiction or any other provision
 of these By-Laws in any jurisdiction.
ARTICLE VIII
AMENDMENTS
Section 1.	AMENDMENT BY SHAREHOLDERS.  These By-Laws
may be amended restated or repealed or new By-Laws may be
 adopted by the affirmative vote of a majority of votes cast at a Shareholders' meeting called for that purpose and where a quorum of Shareholders of the Trust is present.
Section 2.	AMENDMENT BY TRUSTEES.  These By-Laws may also
 be amended restated or repealed or new By-Laws may be
adopted by the Board by a vote of the Board as set forth
in Article IV Section 3c of the Declaration of Trust.
Section 3.	OTHER AMENDMENT.  Subject to the 1940 Act
these By-Laws may also be amended pursuant to Article VIII
Section 2a of the Declaration of Trust and Section 3815f of the DSTA.

Original By-Laws adopted  as of October 18 2006
Amended and Restated By-Laws adopted  as of May 18 2018